Condensed Balance Sheets - USD ($)	May 31, 2018	May 22, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
ASSETS
TOTAL ASSETS	$ 0		$ 0	$ 0
CURRENT LIABILITIES
Accounts payable	22,468		54,515	52,540
Accrued compensation officer	18,500		18,500	18,500
Judgment payable		$ 42,403	40,981	37,981
TOTAL CURRENT LIABILITIES	40,968		113,996	109,021
COMMITMENTS AND CONTINGENCIES, note 2
SHAREHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105		39,105	39,105
Additional paid-in capital	116,145		95,145	95,145
Accumulated deficit	(196,218)		(248,246)	(243,271)
TOTAL SHAREHOLDERS' DEFICIT	(40,968)		(113,996)	(109,021)	$ (207,046)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 0		$ 0	$ 0